Accounts Payable - Aging Analysis of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable	¥ 164,818	¥ 190,847
Within 1 month or on demand [member]
Disclosure of financial liabilities [line items]
Accounts payable	139,856	164,081
After 1 month but within 3 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	6,270	8,902
After 3 months but within 6 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	4,839	7,349
After 6 months but within 9 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	4,569	3,411
After 9 months but within 12 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 9,284	¥ 7,104